Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
New York (99.0%)
[1]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	0.040%	3/4/21	6,840	6,840
	Battery Park City Authority Miscellaneous Revenue VRDO	0.030%	3/4/21	1,500	1,500
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,000	2,175
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	2,000	2,417
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	1,250	1,320
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	2,037
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,931
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,601
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	417
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	7,138
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,210	3,689
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	2,135	2,151
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,263
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,543
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,385	1,691
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,637
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	1,439
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,580	690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,400	3,056
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,515
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,268
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,158
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	907
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,838
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,920
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	3,030
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	2,285	2,530
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,543
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,523
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,795
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,319
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,180	3,625
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	6,005
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	5,270	5,905
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	3,000	3,474
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	742
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/28	2,010	2,350
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/29	500	584
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	16
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	229
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	307
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	256
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	353
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	751
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	658
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,365	1,542
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,897
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,150
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,110
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,475
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	1,975	2,144
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,540	2,722
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	3,598
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,690
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,524
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,150
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	848
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	118
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	103
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	93
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	161
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	150
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	189
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	172
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	576
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	1,094
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,556
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	5.000%	8/1/29	1,000	1,118
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	4.000%	8/1/36	1,230	1,282
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	1,050
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,416
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,868
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	294
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,359
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	520
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	288
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,596
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	1,176
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,329
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	567
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	347
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	700	807
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,087
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	568
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	427
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	644
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	268
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	222
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	161
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/41	815	894
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	326
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/40	1,470	1,684
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,417
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	678
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,434
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,188
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,522
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	5,600	6,148
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,357
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,773
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,869
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,135	2,470
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,154
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,100	1,260
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,030	1,177
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,060	1,129
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,810	4,283
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	7,381
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	753
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,300
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	693
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/39	1,010	1,231
[1,3]	Erie County NY Industrial Development Agency School Facility Lease (Appropriation) Revenue (Buffalo City School District Project) TOB VRDO	0.080%	3/4/21	4,135	4,135
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	337
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,123
[2]	Hempstead NY GO	4.000%	4/1/29	4,500	5,055
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.750%	6/1/30	450	454
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/43	5,000	5,345
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/32	450	473
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/41	2,815	2,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	824
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	2,091
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,398
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	789
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	432
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,966
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	727
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	480	552
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	1,020
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,645	1,783
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,025	1,186
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/44	1,670	1,799
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,264
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,500	4,202
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	2,125	2,542
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	16,688
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,270	6,247
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	4,256
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/38	3,000	3,539
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	5,298
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,750	17,258
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	14,405	15,800
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,500	11,054
	Johnstown City School District GO	3.000%	6/15/33	1,935	2,042
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	3,400	3,621
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,178
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,504
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,550	1,652
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,248
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	921
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	7,550	8,817
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	4,500	5,124
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,287
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,000	6,823
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,835
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,380
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,838
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,662
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,090	5,426
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,655
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,500	6,222
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,946
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	9,033
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	4,130	4,399
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,550	19,705
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	4,015	4,802
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,430
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	4,184
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,199
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,719
	Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/40	1,495	1,698
	Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/43	6,000	6,785
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	480
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	1,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	30
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	49
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	3,025	3,686
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	3,317
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	92
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,500	3,032
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,110
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	11,572
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	1,078
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	570
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	2,104
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	192
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	850	1,026
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	12,020	14,260
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	386
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	8,875	10,508
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	722
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	816
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	195
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,878
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	8,000	9,392
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	6,025
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	7,112
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.030%	3/1/21	11,375	11,375
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	1,900	2,047
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	6,975	7,503
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	10,675	8,912
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	11,090	11,925
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	949
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,000	2,140

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,070	1,165
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,935	3,351
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,120	1,196
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,970	2,311
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,975
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	8,383
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,295	6,144
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,645	5,477
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,865	4,474
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,180
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	2,230
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,528
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,630	3,184
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,191
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	370
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	7,500	8,352
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,050	5,659
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,121
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	357
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	505	604
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	3,127
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	229
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,899
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,060	3,489
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	4,020	4,584
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,240	1,293
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,504
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	6,020	6,414
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	550	658
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/39	3,655	3,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	5,505
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	2,000	2,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	2,000	2,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,930	2,046
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	5,000	6,007
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	5,000	5,520
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	5,085	5,849
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	100	111
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,000	5,408
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,471
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	2,184
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	3,275
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	4,343
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,155	2,412
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	5,000	5,996
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	2,000	2,275
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,611
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	14,238
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	5,000	6,167
[1,2,3]	Metropolitan Transportation Authority Transit Revenue PUT TOB	0.130%	3/4/21	5,335	5,335
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.130%	3/4/21	2,975	2,975
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	3/4/21	2,465	2,465
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	3/4/21	5,721	5,721
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,255
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,596
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,320
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	2,082
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,265
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,444
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/59	1,080	1,230

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	361
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	516
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,458
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,162
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	2,028
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,476
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,906
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	698
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/33	1,650	1,874
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,622
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,127
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	1,014
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,157
Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,662
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/39	1,500	1,637
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	6/1/44	2,500	2,716
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,608
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,300	1,360
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/30	440	580
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,434
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	500	663
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/32	600	803
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/33	450	607
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,199
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	10,000	11,291
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,877
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,196

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	4,100	5,245
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	324
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,273
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,294
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	2,400	3,046
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,239
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,000	2,307
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,215	1,423
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	2,195	2,293
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,600	2,745
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	1,146
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	1,143
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	1,000	1,026
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	100	109
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	5,635	5,921
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	8,846
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,727
Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,802
Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,667
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	23,896
Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,000	3,694
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	726
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,620	2,774
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,360
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	760
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	1,053
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	142
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,155
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,765	9,175
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,683
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,749
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,949
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,084
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,111
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,454
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,038
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,000	4,259
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,535	1,634
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,025	3,221
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,245	8,779
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,984
[1]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/3/21	3,655	3,655
[1]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/5/21	7,085	7,085
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/22	270	285
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	375
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	384
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	484
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	425
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,258
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,105
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/45	2,030	2,207
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,799
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,474
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	522
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	480	628
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	812
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	849
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	875
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	644
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	673
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	428
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	345	439
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	925	1,173
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/40	825	1,044
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,554
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	1,015
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	640	728
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,000	1,103
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	2,025	2,196
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,195	3,462
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,480	3,772
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,670	1,804
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,300	1,405
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	2,605	2,856
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	15,000	16,446
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	2,000	2,160
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,195
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,325	1,430
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	2,000	2,082
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	583
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	4,000	4,336
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	500	531
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/15/34	5,000	5,263
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	8,800	9,437
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,000	3,129
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/39	3,000	3,203
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/39	2,355	2,544
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	2,500	2,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	8,000	8,543
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	16,000	17,478
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	15,000	15,449
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	2,500	2,502
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/47	430	455
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	4,000	4,251
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	8,000	8,521
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,340
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,550	3,724
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,500	3,736
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	9,266
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,947
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	2,500	2,506
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	5,000	5,029
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	15,000	15,945
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	3,225	3,392
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	2,506
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	2,522
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	4,000	4,040
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,449
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	7,553
[1,3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.060%	3/4/21	5,000	5,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	3/3/21	2,700	2,700
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	3/5/21	4,390	4,390
[1]	New York City Industrial Development Agency Auto Parking Revenue VRDO	0.040%	3/4/21	5,370	5,370
[1]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.010%	3/1/21	1,750	1,750
[2]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	3,880	5,081
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,955
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,410
	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	7/1/34	4,865	5,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	705	751
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	796
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	4,750	5,018
[2]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	3,000	2,796
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,572
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	875	915
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	2,300	2,375
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	967
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	500	604
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	1,000	1,198
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,399
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	455	452
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	4,233
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,706
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	2,000	2,108
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,480	3,958
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,100	3,478
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	10,000	10,319
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	10,130	10,140
[5]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.125%	1/1/29	1,480	1,483
[5]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.375%	1/1/39	4,000	4,009
[5]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,230	1,244
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,843
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	3,129
[1,3]	New York City NY GO TOB VRDO	0.040%	3/1/21	2,900	2,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City NY GO VRDO	0.030%	3/3/21	6,415	6,415
[1,3]	New York City NY Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	0.130%	3/4/21	5,335	5,335
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,527
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,215	6,397
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,923
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	4,745	5,779
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,557
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	6,165
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	3,620	4,225
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,000	5,697
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	8,525
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,225	2,585
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	5,618
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,000	5,169
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,144
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,790	4,717
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,377
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,192
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,766
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,702
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	4,039
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,753
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,050	5,773
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	9,767
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	702
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	14,190	16,169
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,653
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	3,000	3,411
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	5,000	5,558
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,655	13,368
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	7,255	8,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/43	5,000	5,706
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,965	13,197
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,500	3,009
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,611
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	3,359
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	8,510	9,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	5,050	5,998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,968
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	12,000	14,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	6,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	12,062
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	11,231
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	11,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	4,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	6,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	4,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	4,000	4,432
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,913
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	11,600	13,229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	5,020	5,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,500	2,651

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,235	2,577
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	11,925
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	5,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,733
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	11,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,305	2,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,730	1,795
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,560	2,895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/43	2,925	3,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	8,924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,000	1,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	4,000	4,491
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	6,360	6,546
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,900	5,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	7,720	7,938
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,000	5,638
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	3/1/21	6,200	6,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	3/1/21	5,700	5,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	3/1/21	800	800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	3/1/21	9,300	9,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	3/4/21	3,200	3,200
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	2,500	2,896
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	716
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	330
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	641
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	477

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	439
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	502
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,273
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,605
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	435
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,911
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,755
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	556
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	5,000	5,914
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	493
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,850	2,176
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	614
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	750	918
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	1,775	2,166
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,519
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	735
New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,458
New York City Water & Sewer System Sewer Revenue VRDO	0.020%	3/1/21	4,020	4,020
New York City Water & Sewer System Sewer Revenue VRDO	0.020%	3/1/21	10,795	10,795
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,855	3,369
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,000	3,580
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,000	3,577
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,000	3,574
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	10,035	11,437
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	7,500	9,070
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,571
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	11,150	12,655
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,965	5,820
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,500	2,931
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	10,000	12,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	10,000	12,142
	New York City Water & Sewer System Water Revenue	4.000%	6/15/39	5,025	5,669
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	10,040	11,760
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,915	6,929
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	7,500	8,785
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,500	8,593
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	5,000	5,769
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	5,493
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	10,000	11,626
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	5,000	5,723
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	3,000	3,490
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	8,545	9,676
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	24,465	26,790
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	14,455	16,852
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	15,000	17,813
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	7,455	8,436
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	5,000	5,990
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,000	7,843
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	13,825	16,600
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	7,500	8,644
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	3,000	3,458
[6]	New York City Water & Sewer System Water Revenue	3.000%	6/15/51	3,000	3,099
[6]	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	3,500	4,026
[6]	New York City Water & Sewer System Water Revenue	5.000%	6/15/51	3,500	4,372
	New York City Water & Sewer System Water Revenue VRDO	0.010%	3/1/21	13,700	13,700
	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/1/21	5,000	5,000
	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/1/21	4,755	4,755
	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/1/21	1,700	1,700
	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/1/21	1,605	1,605
[1]	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/1/21	3,815	3,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue VRDO	0.030%	3/1/21	15,300	15,300
	New York City Water & Sewer System Water Revenue VRDO	0.020%	3/4/21	14,020	14,020
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	500	530
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,455	5,090
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	15,290	17,236
[7]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	8,320	4,513
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	5,323
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	4,840	5,415
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/46	13,640	15,360
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	3,671
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	9,885	10,697
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/32	1,650	1,725
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,406	15,216
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/40	4,680	4,880
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/43	14,975	15,534
	New York Liberty Development Corp. Industrial Revenue	5.000%	3/15/44	5,965	6,205
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	21,825	21,269
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	8,000	8,090
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	9,500	9,185
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	2,845	2,929
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,175
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	59,680	83,538
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.100%	10/1/38	4,025	4,427
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	3,356
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	10,010	10,548
	New York NY GO	5.000%	8/1/22	2,535	2,706
	New York NY GO	5.000%	8/1/25	2,360	2,571
	New York NY GO	5.000%	8/1/26	3,140	3,780
	New York NY GO	5.000%	8/1/26	3,875	4,732
	New York NY GO	5.000%	1/1/27	3,500	4,319
	New York NY GO	5.000%	8/1/27	4,560	5,227
	New York NY GO	5.000%	9/1/27	3,805	4,769
	New York NY GO	5.000%	8/1/28	3,000	3,536
	New York NY GO	5.000%	8/1/28	2,320	2,920
	New York NY GO	5.000%	8/1/29	5,010	5,812
	New York NY GO	5.000%	8/1/29	5,070	6,128

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/29	3,515	4,194
New York NY GO	5.000%	8/1/29	5,195	6,514
New York NY GO	5.000%	8/1/29	3,000	3,886
New York NY GO	5.000%	8/1/30	5,050	6,089
New York NY GO	5.000%	8/1/30	4,720	5,692
New York NY GO	5.000%	8/1/30	4,000	4,976
New York NY GO	5.000%	8/1/30	6,220	6,881
New York NY GO	5.000%	8/1/30	2,335	2,625
New York NY GO	5.000%	8/1/30	3,000	3,530
New York NY GO	5.000%	8/1/30	3,000	3,950
New York NY GO	4.000%	8/1/31	2,775	3,163
New York NY GO	5.000%	8/1/31	8,550	10,156
New York NY GO	5.000%	8/1/31	2,000	2,285
New York NY GO	5.000%	8/1/31	7,810	9,562
New York NY GO	5.000%	8/1/31	1,440	1,774
New York NY GO	5.000%	8/1/31	3,000	3,898
New York NY GO	5.000%	12/1/31	1,770	2,146
New York NY GO	4.000%	8/1/32	1,935	2,197
New York NY GO	5.000%	8/1/32	8,770	10,130
New York NY GO	5.000%	8/1/32	1,250	1,564
New York NY GO	5.000%	8/1/32	3,735	4,548
New York NY GO	5.000%	8/1/32	1,000	1,285
New York NY GO	5.000%	10/1/32	2,485	3,156
New York NY GO	5.000%	12/1/32	1,240	1,538
New York NY GO	3.250%	3/1/33	3,000	3,238
New York NY GO	5.000%	8/1/33	1,260	1,390
New York NY GO	5.000%	8/1/33	2,875	3,400
New York NY GO	5.000%	8/1/33	1,145	1,371
New York NY GO	5.000%	8/1/33	1,000	1,245
New York NY GO	4.000%	8/1/34	4,535	5,250
New York NY GO	5.000%	8/1/34	2,000	2,480
New York NY GO	5.000%	8/1/34	2,260	2,802
New York NY GO	5.000%	8/1/34	1,125	1,440
New York NY GO	5.000%	12/1/34	5,000	6,167
New York NY GO	5.000%	8/1/35	2,000	2,549
New York NY GO	4.000%	10/1/35	1,000	1,159
New York NY GO	5.000%	10/1/35	1,945	2,366
New York NY GO	5.000%	12/1/35	2,500	3,005
New York NY GO	4.000%	3/1/36	1,500	1,739
New York NY GO	5.000%	6/1/36	910	1,053
New York NY GO	4.000%	8/1/36	2,500	2,803
New York NY GO	4.000%	8/1/36	1,385	1,612
New York NY GO	5.000%	10/1/36	5,000	6,071
New York NY GO	5.000%	10/1/36	2,590	3,232
New York NY GO	5.000%	10/1/36	10	10
New York NY GO	5.000%	3/1/37	3,500	4,389
New York NY GO	5.000%	3/1/37	7,500	9,026
New York NY GO	5.000%	3/1/37	45	49
New York NY GO	4.000%	8/1/37	2,070	2,391
New York NY GO	5.000%	8/1/37	4,000	4,751
New York NY GO	4.000%	10/1/37	1,500	1,713
New York NY GO	5.000%	3/1/38	7,500	8,999
New York NY GO	5.000%	3/1/38	2,000	2,499
New York NY GO	5.000%	4/1/38	1,000	1,202
New York NY GO	4.000%	8/1/38	5,005	5,673
New York NY GO	5.000%	8/1/38	10,000	11,850
New York NY GO	5.000%	8/1/38	3,430	4,316
New York NY GO	5.000%	10/1/38	6,500	7,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	10/1/38	2,910	3,604
	New York NY GO	4.000%	3/1/39	1,050	1,129
	New York NY GO	5.000%	3/1/39	5,315	6,358
	New York NY GO	5.000%	3/1/39	2,000	2,489
	New York NY GO	4.000%	8/1/39	3,280	3,748
	New York NY GO	4.000%	10/1/39	4,000	4,523
	New York NY GO	5.000%	10/1/39	2,220	2,741
	New York NY GO	5.000%	10/1/39	8,910	10,727
	New York NY GO	4.000%	8/1/40	1,155	1,315
	New York NY GO	4.000%	10/1/40	3,000	3,381
	New York NY GO	4.000%	8/1/41	2,035	2,309
	New York NY GO	3.000%	10/1/41	2,250	2,333
	New York NY GO	4.000%	10/1/41	7,950	9,025
	New York NY GO	4.000%	12/1/41	1,215	1,390
	New York NY GO	5.000%	12/1/41	10,815	12,809
	New York NY GO	4.000%	3/1/42	1,500	1,690
	New York NY GO	4.000%	8/1/42	7,000	7,829
	New York NY GO	5.000%	8/1/42	2,365	2,938
	New York NY GO	5.000%	10/1/42	3,000	3,672
	New York NY GO	4.000%	12/1/42	3,835	4,376
	New York NY GO	5.000%	3/1/43	5,500	6,770
	New York NY GO	5.000%	4/1/43	5,000	5,922
	New York NY GO	5.000%	8/1/43	4,020	4,896
	New York NY GO	5.000%	8/1/43	2,340	2,900
	New York NY GO	5.000%	10/1/43	3,000	3,664
	New York NY GO	4.000%	12/1/43	1,835	2,029
	New York NY GO	4.000%	12/1/43	2,415	2,750
	New York NY GO	4.000%	3/1/44	2,000	2,243
	New York NY GO	4.000%	8/1/44	9,205	10,245
	New York NY GO	3.000%	10/1/44	3,000	3,083
	New York NY GO	3.000%	3/1/45	2,000	2,053
	New York NY GO	5.000%	4/1/45	5,000	5,903
	New York NY GO	3.500%	4/1/46	3,000	3,177
	New York NY GO	4.000%	3/1/50	525	584
	New York NY GO VRDO	0.010%	3/1/21	2,600	2,600
	New York NY GO VRDO	0.010%	3/1/21	6,000	6,000
	New York NY GO VRDO	0.010%	3/1/21	1,300	1,300
	New York NY GO VRDO	0.020%	3/1/21	5,620	5,620
[1]	New York NY GO VRDO	0.020%	3/4/21	1,900	1,900
[1]	New York NY GO VRDO	0.030%	3/4/21	4,600	4,600
[1]	New York NY GO VRDO	0.050%	3/4/21	4,040	4,040
	New York NY GO, Prere.	5.000%	10/1/21	5	5
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,739
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,930
	New York NY GO, Prere.	5.000%	3/1/23	6,745	7,376
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	7,000	8,083
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	8,500	9,779
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	17,740	20,237
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,485
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	6,243
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	440	445
[8]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	2,000	2,201

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,376
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	740	865
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	884
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	3,042
New York State Dormitory Authority College & University Revenue	5.000%	9/1/26	2,355	2,462
New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,106
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	650	757
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	601
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	225	262
New York State Dormitory Authority College & University Revenue	5.000%	9/1/27	1,520	1,586
New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,582
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	540	563
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	478
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	140	163
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	4,510	5,532
New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,781
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,552
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,206
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	1,042
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	50	58
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,000	2,371
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	595
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	631
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	6,165
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	611
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,275	1,405
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,153
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,750	1,848
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,460
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	905	1,074

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,216
New York State Dormitory Authority College & University Revenue	4.000%	7/1/32	1,450	1,594
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,530	1,766
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,145
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	684
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	691
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	2,211
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	568
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,353
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,670	2,829
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	8,520
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,365	2,702
New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,340	1,459
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,877
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	2,720	2,880
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15	16
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	892
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	30	34
New York State Dormitory Authority College & University Revenue	3.500%	7/1/35	40	42
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	6,210	7,092
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,650	1,861
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,575
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	663
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	500	590
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,401
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,005	2,305
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	6,025	6,857
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,314
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	608
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,315	8,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,795
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,174
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	577
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	40	46
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,290	7,988
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	460
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	6,203
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	9,500	10,567
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	1,010	1,145
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	2,002
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,455	1,710
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,180	1,282
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	3,050	3,479
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	7,575	8,640
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	500	728
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	2,500	2,587
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	2,000	2,109
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	9,320	10,281
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,596
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,185	1,359
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,688
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	9,585	10,753
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	2,500	2,669
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	5,000	5,726
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	1,500	1,670
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	3,000	3,396
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,925
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,394
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,475
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	975	1,438

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	17,003
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	16,580	24,623
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,500	2,859
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	4,489
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	7,500	9,217
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	7,465	8,583
New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,630	1,733
New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,210	1,287
New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,063
New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,063
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	8,255
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	620	669
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	5,110	5,823
New York State Dormitory Authority College & University Revenue, ETM	5.000%	11/1/21	285	294
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,625	3,860
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	10,000	10,647
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	4,200	4,472
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,250	3,460
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,437
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,192
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,250	2,396
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	13,500	14,374
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	33
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	33
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	22
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,444
New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,792
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	576
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	576
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,430
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	2,079
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	565
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	759
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,885	2,188
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	937
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,400	1,678
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,080	2,403
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	836
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,555	1,921
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,545
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	9,382
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,839
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,010	1,274
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	335	376
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,215	3,954
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	590
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,560
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	636
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,666
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	529
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,536
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	528
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	780	949
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,398
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	645	756
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	3,035
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	742
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,300
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	398
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	819
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	4,057
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,595	2,716
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	400	468
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,785
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,154
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	961
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,444
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	1,105
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,420	1,624
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	523
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	2,200	2,640
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,144
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	580
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,416
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	459
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,253
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	640	740
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	1,000	1,129
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,350	1,535
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,705	1,908
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	4,000	4,452
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	339
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,135
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	680	784
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,200	2,454
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,475	4,975
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	600	691
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	4,000	4,166
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,305	1,452
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	620
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	722
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	542
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	2,104
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,443
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	6,016
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,050	2,287
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	3,834
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	4,469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	11,500	12,752
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	5,153
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	5,681
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	6,800	7,545
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	10,000	11,294
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,395
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,380
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/3/21	14,095	14,095
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,755
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	4,985	5,640
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	6,240
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	6,000	7,017
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,130	11,079
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,191
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,240	3,785
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,000	1,167
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	6,053
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	2,104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	5,000	5,683
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	6,105
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	3,500	4,220
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,669
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	9,504
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	4,222
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,000	3,503
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	5,105
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	6,062
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,600
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,184
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,468
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	8,860	10,760
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	5,400	6,472
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,645
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	4,670	5,378
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	7,720	9,243
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,430	1,660
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	4,178
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	6,277
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,829
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	3,500	3,714
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	3,000	3,436
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	3,500	3,704
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,624
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	604
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,782
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	4,230	4,744
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	5,642
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,890	12,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	5,640
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	3,103
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	5,599
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	3,225	3,342
[1,3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.060%	3/4/21	20,000	20,000
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	13
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,877
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	6,083
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,700	3,271
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,241
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	2,250	2,696
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	10,735
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	750	858
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	11,008
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,143
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,000	1,142
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	1,000	1,141
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,716
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,147
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	709
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	625
	New York State Dormitory Authority Lease Revenue	5.000%	4/1/34	1,290	1,578
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,175	1,435
	New York State Dormitory Authority Lease Revenue	4.000%	4/1/35	1,055	1,209
	New York State Dormitory Authority Lease Revenue	4.000%	10/1/35	645	738
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/42	2,000	2,070
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,380
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,381
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,247
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,603
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	502
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	10,155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,650	2,997
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	8,225	9,749
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,651
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,734
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,645
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,500	2,955
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,011
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,018
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,133
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,907
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	6,008
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,200
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	8,188
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	12,245
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	9,003
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,310
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,622
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,070
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	2,500	3,070
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	6,052
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,530
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,000	3,624
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	11,889

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,839
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,350	17,017
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,000	1,202
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,836
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	5,500	6,111
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,404
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	5,000	5,580
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	5,000	5,579
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	4,325	5,214
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	2,515	3,116
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,861
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,000	4,946
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	4,145	4,725
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,240
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	2,500	3,083
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	3,000	3,609
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/36	2,500	2,833
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,236
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	6,414
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/40	2,370	2,732
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,547
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/41	1,000	1,224
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	13,759
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/42	1,000	1,222
New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/45	5,000	5,728
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	6,500	7,428
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	5,700	5,764
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,213
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,083
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	1,340	1,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,070
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,074
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/41	3,145	3,267
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/43	2,325	2,492
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,222
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,551
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,543
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	1,990	1,958
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,635	2,814
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,830	1,954
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,665	1,780
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,500	1,608
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	8,000	8,182
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	5,174
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	991
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	3,510
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,000	992
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	4,079
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	3/3/21	10,000	10,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	6,112
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,737
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,453
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	3,085
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	2,018
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	6,362
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,439
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,957
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,518
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	2,223
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,340	2,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,688
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,800
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,455
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	2,500	2,884
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,871
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	250	274
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,860
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,888
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,845
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	2,550	2,979
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,425	11,727
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	3,416
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	4,578
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	10,000	11,625
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,181
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	11,207
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	2,268
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	5,845	6,781
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,578
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,550
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,000	5,593
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	2,262
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	16,095	18,892
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,453
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	4,089
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,000	5,661
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,883
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,522
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/35	5,000	5,812
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,363

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,000	3,824
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,225
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	4,034
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	2,152
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	5,237
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	3,280	3,769
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	5,697
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	7,465
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,208
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	10,000	10,851
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	3,000	3,703
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,543
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	2,600	2,671
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	5,000	5,602
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	5,000	5,656
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	5,000	5,128
New York State Urban Development Corp. Income Tax Revenue VRDO	0.030%	3/4/21	20,985	20,985
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	7,035	8,870
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,673
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,152
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	3,986
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	3,635	4,094
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	6,000	6,142
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	875	1,081
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	3,150	3,948
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	1,780	2,243
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,425	1,775
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	5,777
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	3,105
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	2,000	2,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	565	628
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	320	336
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	2,750	2,886
[7]	Niagara Falls Public Water Authority Water Revenue	4.250%	7/15/34	3,000	3,206
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	3,000	4,454
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	527
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,145
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,141
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,137
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	4,182
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/32	1,000	1,040
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/42	1,855	1,917
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	603
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	635
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	367
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	663
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	366
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	697
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	499
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	728
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	483
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	412
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	332
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	330
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	303
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	384
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	329
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,144
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/28	450	510

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/29	475	537
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/30	450	506
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/33	575	640
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/35	635	706
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/40	1,940	2,133
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/45	3,950	4,307
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	1,900	1,903
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	2,000	1,903
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	5,015	6,204
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	7,750	8,839
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,130
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,294
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,670
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,470
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	4,214
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	380	477
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	2,075
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	1,290	1,474
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	5,245
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,000	1,169
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,335
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,489
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,916
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,750	2,019
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	4,131
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,619
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	15,393
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	3,000	3,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	5,000	5,697
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	8,765	10,055
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	2,785	3,168
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	3,000	3,573
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	9,563
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	6,028
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	9,000	10,212
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	5,000	5,705
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	7,750	9,013
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	6,235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,330
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,360
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	13,799
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	5,683
[2]	Rockland County NY GO	3.000%	6/15/32	2,815	3,043
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	10	12
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	2,815	3,249
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/31	65	75
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	271
[6]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	750	965
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	215
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	275
[6]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	1,225	1,563
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	275
[6]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/36	1,335	1,557
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	609
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,668
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	363
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,746
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	2,193
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	4,248
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	5,373
[2]	Schenectady NY GO	3.000%	5/1/31	635	674
[2]	Schenectady NY GO	3.000%	5/1/32	1,205	1,273
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	371
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	788
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	534
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	981
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,783
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	643
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/43	8,870	9,395
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	310	315
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	242
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	267
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	270
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,683
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	14,180	14,362
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,353
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	825
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,131
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,000	2,238
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	1,570	1,595
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	9,000	9,488
[2]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,795
[7]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Suffolk County NY GO	4.000%	4/1/30	4,420	5,052
[7]	Suffolk County NY GO	4.000%	4/1/31	4,590	5,224
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	580	615
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,675	2,760
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/37	3,300	3,411
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	846
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	581
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/33	1,025	1,180
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/34	1,200	1,376
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/35	1,000	1,142
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/32	1,555	1,789
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	7,770	8,475
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,282
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	725	846
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	584
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,375
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,590
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	5,000	6,737
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,809
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	182
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,540	1,869
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	2,000	2,332
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,210	3,887
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	6,245
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,901
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,010	6,028
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,937
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,160
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	3,000	3,602
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,525	2,914
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	7,510	8,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	5,486
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,675	9,266
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	12,074
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	6,325	7,618
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,656
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	5,835	6,918
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,995	4,149
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	10,000	11,133
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,731
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	9,000	11,281
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	13,735	15,475
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	11,836
[1,3]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.060%	3/4/21	14,000	14,000
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,100
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,324
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,165
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,603
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	3,096
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,514
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,060	2,332
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,753
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	7,302
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	6,199
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,225	6,413
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	2,095
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	6,042
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,228
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	1,077
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	6,346
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	9,650	10,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	3,294
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	5,185	5,829
[10]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	23,700	28,200
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	3,010	3,704
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	3,015	3,705
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	22,400	25,038
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,150	16,527
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	8,406
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	600	608
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	400	422
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	464
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	394
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	549
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	290	335
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	506
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,190
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	280	321
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,144
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	570
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,138
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	225
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,806
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,125	2,176
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	550	611
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	21,825	23,846
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,350	1,427
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/34	1,705	1,783
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,420
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	2,500	2,580
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.500%	11/1/21	75	77
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	11,715	12,090
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,810	1,868
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	3,043
Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	856
Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,481
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	200	217
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	420	476
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	711
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	465	515
				5,296,188
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,108
Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	543
Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	1,000	1,023
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	7,004
				9,678
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,082	1,017
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,207
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,388	2,799
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	211
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,251	14,220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,437	1,542
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	100	109
				22,219
Total Tax-Exempt Municipal Bonds (Cost $5,047,472)				5,328,085
Total Investments (99.6%) (Cost $5,047,472)				5,328,085
Other Assets and Liabilities—Net (0.4%)				23,645
Net Assets (100%)				5,351,730
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $82,929,000, representing 1.5% of net assets.
4	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Securities with a value of $915,000 have been segregated as initial margin for open futures contracts.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	853	105,745	(822)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(127)	(24,011)	138
				(684)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,328,085	—	5,328,085
Derivative Financial Instruments
Assets
Futures Contracts[1]	138	—	—	138
Liabilities
Futures Contracts[1]	822	—	—	822
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.